Property, plant and equipment and investment property	12 Months Ended
Dec. 31, 2022
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Property, plant and equipment and investment property
10. Property, plant and equipment and investment property

		Right-of-use assets				Owned assets

All figures in £ millions	Investment property	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in the course of construction	Total

Cost

At 1 January 2021	–	439	12	296	308	21	1,076

Exchange differences	–	–	–	2	(3)	–	(1)

Additions	–	32	–	8	17	39	96

Disposals and retirements	–	(6)	(7)	(100)	(72)	–	(185)

Reclassifications and transfers	–	–	–	35	–	(31)	4

Transfer to assets classified as held for sale	–	–	–	(15)	–	–	(15)

At 31 December 2021	–	465	5	226	250	29	975

Exchange differences	–	30	–	18	23	–	71

Additions	22	33	1	4	8	33	101

Transfers to investment property	174	(141)	–	(32)	(1)	–	–

Disposals of businesses (note 31)	–	(10)	–	(1)	(8)	–	(19)

Disposals and retirements	(6)	(23)	(1)	(5)	(39)	–	(74)

Reclassifications and transfers	–	–	–	13	27	(40)	–

Transfer to assets classified as held for sale	–	–	–	(45)	(3)	–	(48)

At 31 December 2022	190	354	5	178	257	22	1,006

		Right-of-use assets				Owned assets

All figures in £ millions	Investment property	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in the course of construction	Total

Depreciation and impairment

At 1 January 2021	–	(110)	(9)	(199)	(243)	–	(561)

Exchange differences	–	(1)	1	(1)	1	–	–

Charge for the year	–	(46)	(3)	(16)	(30)	–	(95)

Disposals and retirements	–	7	6	99	71	–	183

Reclassifications and transfers	–	–	–	(5)	7	–	2

Impairment	–	(119)	–	(22)	(5)	–	(146)

Transfer to assets classified as held for sale	–	–	–	8	–	–	8

At 31 December 2021	–	(269)	(5)	(136)	(199)	–	(609)

Exchange differences	–	(17)	–	(14)	(18)	–	(49)

Transfers to investment property	(105)	101	–	3	1	–	–

Charge for the year	(6)	(44)	(1)	(13)	(26)	–	(90)

Disposals of businesses (note 31)	–	2	–	1	5	–	8

Disposals and retirements	–	13	1	5	39	–	58

Reclassifications and transfers	–	–	–	–	–	–	–

Impairment	(19)	(15)	–	(9)	(3)	–	(46)

Transfer to assets classified as held for sale	–	–	–	30	2	–	32

At 31 December 2022	(130)	(229)	(5)	(133)	(199)	–	(696)

Carrying amounts

At 1 January 2021	–	329	3	97	65	21	515

At 31 December 2021	–	196	–	90	51	29	366

At 31 December 2022	60	125	–	45	58	22	310

Key areas of estimation

The recoverability of right-of-use assets and in particular assumptions related to the ability to sublease vacant leased assets in the future.

Depreciation expense of £45m (2021: £40m; 2020: £44m) has been included in the income statement in cost of goods sold and £45m (2021: £55m; 2020: £81m) in operating expenses. The impairment charge of £46m (2021: £146m; 2020: £nil) has been included within operating expenses within the income statement.
Property, plant and equipment (including investment property) assets are assessed for impairment triggers annually or when triggering events occur. In 2022, similar to 2021, as part of a major restructuring programme, the Group continued to simplify its property portfolio, reducing the overall office space required. All property related assets were assessed for impairment as a result of this triggering event and impairment charges of £46m (2021: £141m) have been recognised within costs of major restructuring (see note 4 for details). The recoverability of certain of the Group’s right-of-use
assets is now based on the Group’s ability to sublease vacant space. This involves the use of assumptions related to future subleases including the achievable rent, lease start dates, lease incentives such as rent free periods and the discount rate applied. Should the future sublease outcomes be more or less favourable than the assumptions used by management this could result in additional impairment charges or reversals of impairment charges.
Investment property
Buildings, or portions of buildings, that are no longer occupied by the Group and are held for operating lease rental are classified as investment property. Investment property includes both, right-of-use
assets and owned assets. The Group recognised rental income of £3m (2021: £nil; 2020 £nil) in relation to properties classified as investment property. Investment property is measured using the cost model. As a result of recent impairments, the fair value of investment property is equal to the carrying value. The fair value of investment property has been determined using a discounted cash flow model. The valuation model is internally generated but uses inputs from external, independent property valuers, having appropriate recognised professional qualifications and recent experience in the location and category of the property being valued. The valuations require the application of judgement and involve the use of known inputs for existing contracted subleases as well as assumptions related to future potential subleases including the achievable rent, lease start dates, lease incentives such as rent free periods and the discount rate applied. The fair value measurement of investment properties has been classified as level 3 within the fair value hierarchy based on the inputs and valuation technique used. Should the future sublease outcomes be more or less favourable than the assumptions used by management this could result in additional impairment charges or reversals of impairment charges.